ING INVESTORS TRUST

ING Clarion Real Estate Portfolio (“Portfolio”)

Supplement dated April 11, 2011

to the Portfolio’s Prospectuses dated April 30, 2010

As announced on February 15, 2011, ING Groep, NV, the indirect parent of both Directed Services LLC (“DSL”), the adviser to the Portfolio and ING Clarion Real Estate Securities, LLC (“Clarion”), the sub-adviser to the Portfolio, has conditionally agreed to sell Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). It is anticipated that the Transaction will close on or about July 1, 2011 and is contingent upon, among other things, the approval or consent (as applicable) of the clients/shareholders representing a substantial percentage of Clarion’s assets under management. The Portfolio is considered to be part of the assets under management of Clarion.

The acquisition of Clarion as part of the Transaction will likely be deemed to result in the “assignment” of the current sub-advisory agreement with Clarion (the “Current Sub-Advisory Agreement”) as such term is defined for purposes of the Investment Company Act of 1940. By law, this assignment will trigger the automatic termination of the Current Sub-Advisory Agreement. Therefore, the shareholders of the Portfolio are being asked to approve a new sub-advisory agreement, which is identical to the Current Sub-Advisory Agreement in all material respects (the “Proposed Sub-Advisory Agreement”).

If approved by the Portfolio’s shareholders, the Proposed Sub-Advisory Agreement would become effective upon the closing of the Transaction. The Portfolio’s objectives, principal investment strategies, or ways in which the Portfolio is managed will not be changed as a result of the Transaction.

In a separate proposal, shareholders of the Portfolio will also be asked to approve a new investment advisory agreement (the “Proposed Advisory Agreement”) with DSL to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components.

If approved by the Portfolio’s shareholders, the Proposed Advisory Agreement would become effective on or around July 1, 2011. The implementation of this new fee structure would result in an increase in the gross expense ratios of all classes of the Portfolio. However, subject to shareholder approval, DSL has agreed to an expense limitation agreement that would keep the net expense ratio of each class of the Portfolio at the same level as the expense ratio of the current fee structure through at least May 1, 2014.

On March 3, 2011, the Portfolio’s Board of Trustees approved the Proposed Sub-Advisory Agreement between Clarion and DSL and the Proposed Advisory Agreement with DSL. A proxy statement detailing the Transaction, the Proposed Sub-Advisory Agreement and Proposed Advisory Agreement is expected to be mailed to shareholders on or about May 4, 2011.

If the Proposed Advisory Agreement described above is approved by shareholders, the Portfolio’s Prospectuses would be amended as follows:

The last sentence of the section entitled “Fees and Expenses of the Portfolio” found in the summary section of each Prospectus is hereby deleted in its entirety.

The table and footnotes entitled “Annual Portfolio Operating Expenses” of the section entitled “Fees and Expenses of the Portfolio” found in the summary section of each of the Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fee	0.10%

Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.63%
Waivers and Reimbursements[2]	(0.42)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.21%

1	Expense ratios have been adjusted to reflect current contractual rates.

2	The adviser is contractually obligated to limit expenses to 1.25% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	-
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.88%
Waivers and Reimbursements[2]	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.61%

1	Expense ratios have been adjusted to reflect current contractual rates.

2	The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Waivers and Reimbursements[2]	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.86%

1	Expense ratios have been adjusted to reflect current contractual rates.

2

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fees	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.38%
Waivers and Reimbursements[2]	(0.37)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.01%

1	Expense ratios have been adjusted to reflect current contractual rates.

2

The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the management fee waiver or distribution fee waiver will continue after May 1, 2012, respectively. These waivers will only renew if the adviser and/or the distributor elects to renew them.

c.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the summary section of the Portfolio’s Prospectuses is hereby deleted in their entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$123	430	805	1,860

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$62	225	433	1,033

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$88	304	569	1,325

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$103	362	683	1,591

d.	The section entitled “Management of the Portfolios – The Administrator” in the statutory section of each Prospectus is hereby amended as follows:

i.	The first sentence of the first paragraph is deleted in its entirety and replaced with:

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Clarion Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING

Morgan Stanley Global Tactical Allocation Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses.

ii.	The third paragraph is deleted in its entirety and replaced with:

Pursuant to an Administrative Services Agreement with the Trust, the Administrator receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Clarion Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Clarion Real Estate Portfolio

(“Portfolio” and collectively “Portfolios”)

Supplement dated April 11, 2011

to the Portfolios’ Statement of Additional Information

As announced on February 15, 2011, ING Groep, NV, the indirect parent of both Directed Services LLC (“DSL”), the adviser to the Portfolio and ING Clarion Real Estate Securities, LLC (“Clarion”), the sub-adviser to the Portfolio, has conditionally agreed to sell Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). It is anticipated that the Transaction will close on or about July 1, 2011 and is contingent upon, among other things, the approval or consent (as applicable) of the clients/shareholders representing a substantial percentage of Clarion’s assets under management. The Portfolio is considered to be part of the assets under management of Clarion.

The acquisition of Clarion as part of the Transaction will likely be deemed to result in the “assignment” of the current sub-advisory agreement with Clarion (the “Current Sub-Advisory Agreement”) as such term is defined for purposes of the Investment Company Act of 1940. By law, this assignment will trigger the automatic termination of the Current Sub-Advisory Agreement. Therefore, the shareholders of the Portfolio are being asked to approve a new sub-advisory agreement, which is identical to the Current Sub-Advisory Agreement in all material respects (the “Proposed Sub-Advisory Agreement”).

If approved by the Portfolio’s shareholders, the Proposed Sub-Advisory Agreement would become effective upon the closing of the Transaction. The Portfolio’s objectives, principal investment strategies, or ways in which the Portfolio is managed will not be changed as a result of the Transaction.

In a separate proposal, shareholders of the Portfolio will also be asked to approve a new investment advisory agreement (the “Proposed Advisory Agreement”) with DSL to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components.

If approved by the Portfolio’s shareholders, the Proposed Advisory Agreement would become effective on or around July 1, 2011. The implementation of this new fee structure would result in an increase in the gross expense ratios of all classes of the Portfolio. However, subject to shareholder approval, DSL has agreed to an expense limitation agreement that would keep the net expense ratio of each class of the Portfolio at the same level as the expense ratio of the current fee structure through at least May 1, 2014.

On March 3, 2011, the Portfolio’s Board of Trustees approved the Proposed Sub-Advisory Agreement between Clarion and DSL and the Proposed Advisory Agreement with DSL. A proxy statement detailing the Transaction, the Proposed Sub-Advisory Agreement and Proposed Advisory Agreement is expected to be mailed to shareholders on or about May 4, 2011.

If Proposed Advisory Agreement described above is approved by shareholders, the Portfolio’s Statement of Additional Information would be amended as follows:

The section entitled “Advisers – Advisory Fees” beginning on page 127 of the Portfolio’s Statement of Additional Information is revised as follows:

1.	The first paragraph of the section is deleted in its entirety and replaced with:

As compensation for their services under the Investment Advisory Agreements, each Portfolio pays its respective Adviser, a monthly “unified” fee (except BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Franklin Income Portfolio, Goldman Sachs Commodity Strategy Portfolio, Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Pioneer Equity Income Portfolio, Morgan Stanley Global Tactical Asset Allocation Portfolio, and Wells Fargo Small Cap Disciplined Portfolio on behalf of which the Trust pays the Advisers and the Administrator separately in a traditional fee structure.) This fee is paid monthly, expressed as an annual rate and in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

2.

The line item for Clarion Real Estate; Global Resources; T. Rowe Price Capital Appreciation; T. Rowe Price Equity Income; and Van Kampen Growth and Income in the table is deleted in its entirety and replaced with the following:

Portfolio	Annual Advisory Fees
Clarion Real Estate Portfolio[1,2]

0.750% on the first $200 million of the Portfolio’s average daily net assets;

0.700% on the next $550 million of the Portfolio’s average daily net assets; and

0.650% on the Portfolio’s average daily net assets in excess of $750 million.

Global Resources; T. Rowe Price Capital Appreciation; T. Rowe Price Equity Income; and Van Kampen Growth and Income[2]

0.750% on the first $750 million of the combined average daily net assets of the Portfolios;

0.700% on the next $1.25 billion of the combined average daily net assets of the Portfolios;

0.650% on the next $1.5 billion of the combined average daily net assets of the Portfolios; and

0.600% of the Portfolios’ combined average daily net assets in excess of $3.5 billion.

3.	The section entitled “Expense Limitation Agreements” beginning on page 201 of the Portfolio’s Statement of Additional Information is hereby amended as follows:

a.	The following line item is added to the table:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Real Estate	1.25%	0.65%	0.90%	1.05%

b.	The first sentence of the second paragraph following the table is hereby deleted in its entirety and replaced with the following:

The expense limitation agreements for each of the above listed portfolios (except Clarion Real Estate) provide that the expense limitations shall continue until May 1, 2011. For Clarion Real Estate, the expense limitation shall continue until May 1, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE